SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATE (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%
Effect of tax rate differential (HK)	(4.80%)	(7.70%)	(6.00%)
Tax effect of non-deductible expenses	(0.60%)
Valuation allowance	(18.00%)	(17.30%)	(19.00%)
Effective tax rate	1.60%